SEGMENT REPORTING	12 Months Ended
Sep. 30, 2021
SEGMENT REPORTING
SEGMENT REPORTING

NOTE 15 – SEGMENT REPORTING

ASC 280, “Segment Reporting”, establishes standards for reporting information about operating segments on a basis consistent with the Company’s internal organizational structure as well as information about geographical areas, business segments and major customers in financial statements for details on the Company’s business segments. The Company uses the “management approach” in determining reportable operating segments. The management approach considers the internal organization and reporting used by the Company’s chief operating decision maker for making operating decisions and assessing performance as the source for determining the Company’s reportable segments. Management, including the chief operating decision maker, reviews operation results by the revenue of different products. Based on management’s assessment, the Company has determined that it has three operating segments as defined by ASC 280.

The Company, its subsidiaries, the VIE and VIE’s subsidiaries mainly manufactures and distributes active pharmaceutical ingredients and TCMD products as well as other by-products in China. Currently no revenue is derived from international markets. The following table presents segment information for years ended September 30, 2021, 2020 and 2019, respectively:

	For the year ended September 30, 2021
	Oxytetracycline
	& Licorice		Heparin
	products and		products and
	TCMD	Fertilizer	Sausage casing	Total
Revenue	$33,451,159	$486,171	$23,162,554	$57,099,884
Cost of revenue	28,362,016	463,738	22,635,600	51,461,354
Gross profit	$5,089,143	$22,433	$526,954	$5,638,530
Depreciation and amortization	$951,015	$47,194	$203,020	$1,201,229
Capital expenditures	$3,321,629	$46,169	$125,576	$3,493,374

	For the year ended September 30, 2020
	Oxytetracycline
	& Licorice		Heparin
	products and		products and
	TCMD	Fertilizer	Sausage casing	Total
Revenue	$32,602,384	$701,701	$16,729,115	$50,033,200
Cost of revenue	25,004,712	304,670	17,184,665	42,494,047
Gross profit	$7,597,672	$397,031	$(455,550)	$7,539,153
Depreciation and amortization	$886,323	$38,792	$180,473	$1,105,588
Capital expenditures	$377,953	$33,914	$37,898	$449,765

	For the year ended September 30, 2019
	Oxytetracycline
	& Licorice		Heparin
	products and		products and
	TCMD	Fertilizer	Sausage casing	Total
Revenue	$30,149,950	$549,231	$15,397,503	$46,096,684
Cost of revenue	22,324,422	186,504	13,905,846	36,416,772
Gross profit	$7,825,528	$362,727	$1,491,657	$9,679,912
Depreciation and amortization	$985,212	$38,525	$164,436	$1,188,173
Capital expenditures	$331,917	$5,598	$278,873	$616,388

	September 30,	September 30,
	2021	2020
Total Assets
Oxytetracycline & Licorice products and TCMD	$60,786,870	$34,370,665
Fertilizer	$2,540,189	$2,438,442
Heparin products and Sausage casing	$12,026,204	$11,334,031
Total	$75,353,263	$48,143,138